Investment Strategy - NEW WORLD FUND, INC.	Dec. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks of companies with significant exposure to developing countries. The securities markets of these countries may be referred to as emerging markets or frontier markets. For purposes of this investment strategy, the fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

In determining whether a country is a developed country or a developing country for purposes of the fund’s investment strategy, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains, and may also consider whether the country is designated as a developed market by MSCI Inc. When assessed along these criteria, a developed country will generally resemble the United States and European Union countries more closely relative to developing countries.

In addition, under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers domiciled in qualified developing countries. For purposes of this investment strategy, a qualified developing country will generally resemble the United States and European Union countries more closely relative to nonqualified developing countries. The fund’s investment adviser maintains a list of qualified developing countries and securities in which the fund may invest. As of December 1, 2025, the qualified developing countries for purposes of the fund’s investment strategy include Argentina, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Maldives, Mauritius, Mexico, Montenegro, Morocco, Namibia, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Serbia, Slovakia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. It is possible that the fund may not have investments in one or more of these countries at any given time.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.